Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (30,736,631)	$ (5,082,352)	$ (6,881,722)	$ (10,102,266)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	6,780,595	2,558,000	1,861,999	8,966,850
Series C Preferred stock-based compensation			1,196,000	0
Bad debt expense			22,774	0
Financing expense	8,679,189	0
Non-cash lease expenses	123,334	59,760	80,336	71,349
Depreciation and amortization	241,700	190,247	264,696	248,510
Amortization debt discount	2,226,678	72,996	196,077	0
Loss on settlement of debt	6,770,814	882,279	909,486	0
Loss on fair value of derivative	2,002,767	0	409,776	0
Write off of deferred offering costs	197,415	0
Changes in operating assets and liabilities:
Accounts receivable	(190,720)	(2,473)	87,204	(427,433)
Inventory	(237,957)	(40,946)	(94,460)	(101,092)
Prepaid expenses and other current assets	(12,939)	(32,388)	(63,458)	(10,431)
Security deposit	(36,991)	0
Accounts payable and accrued liabilities	730,756	127,827	147,281	(32,827)
Related party advances funding operating expense	25,300	6,495	6,496	246,425
Accrued interest - related parties	160,393	0
Deferred revenue	6,000	0
Operating lease liabilities	(116,135)	(59,260)	(80,136)	(70,849)
Net Cash used in Operating Activities	(3,386,432)	(1,319,815)	(1,937,651)	(1,211,764)
Cash Flows from Investing Activities:
Purchase of equipment	(221,670)	0	0	(4,015)
Net Cash used in Investing Activities	(221,670)	0	0	(4,015)
Cash Flows from Financing Activities:
Proceeds from convertible notes	1,909,000	1,031,320	1,206,320	0
Proceeds from convertible note - related party	1,776,082	0	2,000	307,500
Payment of deferred offering costs	(71,311)	(57,131)	(126,104)	0
Repayments of loan- related party	(25,000)	(60,000)	(740,880)	(125,000)
Proceeds from issuance Series C Preferred Stock	5,655,797	165,000	1,845,000	907,600
Proceeds from stock subscription			0	500,000
Proceeds from promissory note			0	120,000
Repayment of financing loan	(215,625)	0	(23,307)	0
Net Cash provided by Financing Activities	9,028,943	1,079,189	2,163,029	1,710,100
Change in cash	5,420,841	(240,626)	225,378	494,321
Cash, beginning of period	775,133	549,755	549,755	55,434
Cash, end of period	6,195,974	309,129	775,133	549,755
Supplemental Disclosure Information:
Cash paid for interest	5,913	0	9,157	0
Cash paid for taxes	0	0
Non-Cash Financing Disclosure:
Common stock issued for services	0	1,862,000	1,861,999	146,850
Series C Preferred stock issued for services	0	696,000
Common stock issued upon conversion of Series C Preferred stock	1,004	0
Common stock issued for conversion and settlement of debt	10,728,756	1,085,148
Common stock issued for stock to be issued - management	0	180,000
Common stock to be issued for management			0	180,000
Series C Preferred stock issued for subscription received	0	500,000	500,000	0
Cancellation of common stock - related party	0	6,500	6,500	0
Warrants issued in conjunction with convertible debts	882,000	471,209	546,863	0
Right -of-use assets obtained in exchange for new operating lease liabilities	865,218	0	0	161,665
Recognition of derivative liability as debt discount	1,027,000	0	645,457	0
Reclassification of derivative liability to additional paid-in capital	1,604,000	0
Transfer from inventory to property and equipment	95,297	0
Acquisition of property and equipment as financing loan	$ 291,528	$ 0	120,155	0
Series C Preferred stock issued for services			1,196,000	0
Common stock issued upon conversion of Series C Preferred stock			0	300
Common stock issued for conversion and settlement of debt			1,112,355	0
Common stock issued for stock to be issued - management			180,000	0
Reclassification of due to related party to convertible note			0	19,000
Contribution inventory - related party			0	14,460
Issuance Series C Preferred stock for services -related party			$ 0	$ 8,640,000